Trade and other receivables - Summary of movements in allowance accounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Reversal of unused allowance off financial assets	£ 6	£ 18
Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	73	98
Differences on exchange	0	(3)
Provided in the year*	13	8
Utilised	(12)	(30)
Allowance account for credit losses of financial assets at end of period	74	73
Trade receivables | Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	45	70
Differences on exchange	0	(3)
Provided in the year*	13	8
Utilised	(12)	(30)
Allowance account for credit losses of financial assets at end of period	46	45
Loans and other receivables | Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	28	28
Differences on exchange	0	0
Provided in the year*	0	0
Utilised	0	0
Allowance account for credit losses of financial assets at end of period	£ 28	£ 28